Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 330,433	$ 327,744	$ 615,366	$ 604,349	$ 1,245,842	$ 1,179,736	$ 1,130,714
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	114,277	110,723	225,785	217,242	436,844	418,538	409,052
General and administrative expenses (exclusive of depreciation and amortization)	56,054	55,987	113,731	119,125	231,574	211,320	202,437
Corporate expenses (exclusive of depreciation and amortization)	17,035	16,010	32,319	30,608	57,212	53,086	46,533
Depreciation and amortization	71,049	72,408	140,575	146,309	300,579	296,083	299,639
Gain on disposition of assets	(1,020)	(701)	(1,226)	(1,307)	(3,804)	(13,817)	(10,548)
Total Operating Expense	257,395	254,427	511,184	511,977	1,022,405	965,210	947,113
Operating income	73,038	73,317	104,182	92,372	223,437	214,526	183,601
Other expense (income)
Loss on extinguishment of debt	20,847		26,023		14,345	41,632	677
Other-than-temporary impairment of investment			4,069
Interest income	(43)	(51)	(88)	(79)	(165)	(331)	(569)
Interest expense	26,086	37,887	56,354	74,587	146,277	157,093	171,093
Non-operating (Income) Expenses	46,890	37,836	86,358	74,508	160,457	198,394	171,201
Income (loss) before income tax expense	26,148	35,481	17,824	17,864	62,980	16,132	12,400
Income tax (benefit)expense	10,726	12,359	7,239	5,005	22,841	8,242	5,542
Net income (loss)	15,422	23,122	10,585	12,859	40,139	7,890	6,858
Preferred stock dividends	91	91	182	182	365	365	365
Net income (loss) applicable to common stock	15,331	23,031	10,403	12,677	39,774	7,525	6,493
Earnings per share
Basic earnings per share	$ 0.16	$ 0.24	$ 0.11	$ 0.13	$ 0.42	$ 0.08	$ 0.07
Diluted earnings per share	$ 0.16	$ 0.24	$ 0.11	$ 0.13	$ 0.42	$ 0.08	$ 0.07
Cash dividends declared per share common stock	$ 0.83		$ 0.83
Weighted average common shares outstanding	95,174,692	94,337,967	95,041,097	94,157,464	94,387,230	93,379,246	92,851,067
Incremental common shares from dilutive stock options	415,530	475,171	423,180	436,296	358,285	287,395	322,718
Weighted average common shares assuming dilution	95,590,222	94,813,138	95,464,277	94,593,760	94,745,515	93,666,641	93,173,785
Statement of Comprehensive Income (Loss)
Net income (loss)	15,422	23,122	10,585	12,859	40,139	7,890	6,858
Other comprehensive income (loss)
Foreign currency translation adjustments	669	(873)	285	(1,539)	(2,111)	652	(784)
Comprehensive income (loss)	16,091	22,249	10,870	11,320	38,028	8,542	6,074
LAMAR MEDIA CORP [Member]
Net revenues	330,433	327,744	615,366	604,349	1,245,842	1,179,736	1,130,714
Operating expenses (income)
Direct advertising expenses (exclusive of depreciation and amortization)	114,277	110,723	225,785	217,242	436,844	418,538	409,052
General and administrative expenses (exclusive of depreciation and amortization)	56,054	55,987	113,731	119,125	231,574	211,320	202,437
Corporate expenses (exclusive of depreciation and amortization)	16,942	15,922	32,124	30,427	56,877	52,750	46,175
Depreciation and amortization	71,049	72,408	140,575	146,309	300,579	296,083	299,639
Gain on disposition of assets	(1,020)	(701)	(1,226)	(1,307)	(3,804)	(13,817)	(10,548)
Total Operating Expense	257,302	254,339	510,989	511,796	1,022,070	964,874	946,755
Operating income	73,131	73,405	104,377	92,553	223,772	214,862	183,959
Other expense (income)
Loss on extinguishment of debt	20,847		26,023		14,345	41,632	677
Other-than-temporary impairment of investment			4,069
Interest income	(43)	(51)	(88)	(79)	(165)	(331)	(569)
Interest expense	26,086	37,887	56,354	74,587	146,277	157,093	171,093
Non-operating (Income) Expenses	46,890	37,836	86,358	74,508	160,457	198,394	171,201
Income (loss) before income tax expense	26,241	35,569	18,019	18,045	63,315	16,468	12,758
Income tax (benefit)expense	10,761	12,391	7,317	5,079	22,977	8,353	5,838
Net income (loss)	15,480	23,178	10,702	12,966	40,338	8,115	6,920
Statement of Comprehensive Income (Loss)
Net income (loss)	15,480	23,178	10,702	12,966	40,338	8,115	6,920
Other comprehensive income (loss)
Foreign currency translation adjustments	669	(873)	285	(1,539)	(2,111)	652	(784)
Comprehensive income (loss)	$ 16,149	$ 22,305	$ 10,987	$ 11,427	$ 38,227	$ 8,767	$ 6,136